PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($)	Mar. 09, 2020	Jan. 01, 2016	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Capital lease asset balance net of accumulated depreciation			$ 7,348,761	$ 10,411,396	$ 13,652,770
Capital lease asset
Property, Plant and Equipment [Line Items]
Proceeds from sale of asset		$ 8,741,188
Capital lease asset balance net of accumulated depreciation				$ 0	$ 5,040,883
Reclassification of capital lease asset to leasehold improvements	$ 600,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Reclassification of capital lease asset to leasehold improvements	$ (600,000)